UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23643

Putnam ETF Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Alexander V. Kymn, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Franklin Massachusetts Municipal Income ETF
FTMA | NYSE Arca, Inc.
Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Franklin Massachusetts Municipal Income ETF (previously known as Putnam Massachusetts Tax Exempt Income Fund) for the period  June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https:/www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Massachusetts Municipal Income ETF	$49	0.47%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Franklin Massachusetts Municipal Income ETF returned 7.03%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 6.67% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with 20- to 30-years to maturity
↑	Selection in BBB rated bonds
↑	Selection in A rated bonds

Top detractors from performance:
↓	Underweight to bonds with two- to 10-years to maturity
↓	Selection in AA rated bonds
↓	Selection in AAA rated bonds
Franklin Massachusetts Municipal Income ETF	PAGE 1	48338-ATSR-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Massachusetts Municipal Income ETF 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Franklin Massachusetts Municipal Income ETF (NAV)	7.03	0.71	2.00
Bloomberg Municipal Bond Index	6.67	0.92	2.21
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 5/22/2018. Returns for periods before 5/22/2018 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund acquired the assets and assumed the liabilities of a predecessor mutual fund after the market close on November 7, 2025. Performance shown for periods ending on or prior to November 7, 2025, is the performance of the R6 Class Shares of the predecessor mutual fund. Performance for the predecessor mutual fund has not been adjusted to reflect the Fund’s shares’ lower net expense ratio than that of the predecessor mutual fund’s R6 Class Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$290,358,679
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	175
Total Management Fee Paid (based on a unitary fee)	$927,474
Portfolio Turnover Rate	13%
Franklin Massachusetts Municipal Income ETF	PAGE 2	48338-ATSR-0726

WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective June 30, 2026, the portfolio managers primarily responsible for the day-to-day management of the Fund are John Bonelli, Michael Conn, Garrett L. Hamilton, CFA and Christopher Sperry, CFA.
Effective November 7, 2025, Putnam Massachusetts Tax Exempt Income Fund (the “Predecessor Fund”) was converted into your Fund, Franklin Massachusetts Municipal Income ETF (the “ETF”), which is a newly organized series of Putnam ETF Trust. Pursuant to an Agreement and Plan of Reorganization approved by the Boards of the Predecessor Fund and the ETF, the reorganization of the Predecessor Fund consisted of (1) the transfer of substantially all of the Predecessor Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Predecessor Fund’s shareholders in complete liquidation of the Predecessor Fund. The ETF began trading on NYSE Arca, Inc. on November 10, 2025.
This is a summary of a planned change to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https:/www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https:/www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Massachusetts Municipal Income ETF	PAGE 3	48338-ATSR-0726

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Warren Lowell and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Warren Lowell and Manoj P. Singh as the Audit Committee’s financial experts. Warren Lowell and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending May 31, 2025 and May 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $209,795 in May 31, 2025 and $202,444 in May 31, 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in May 31, 2025 and $0 in May 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $63,810 in May 31, 2025 and $63,810 in May 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in May 31, 2025 and $0 in May 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $489,647 in May 31, 2025 and $1,474,011 in May 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i)	Not applicable.

(j)	Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Massachusetts Municipal Income ETF
(Formerly known as Putnam Massachusetts Tax Exempt Income Fund)
Financial Statements and Other Important Information
Annual  | May 31, 2026

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franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
May 31, 2026
 Franklin Massachusetts Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 91.9%
American Samoa — 0.3%
American Samoa EDA Revenue, Series A	5.000%	9/1/38	$1,000,000	$1,020,412 (a)
California — 0.8%
Davis Joint, CA, USD, GO, Series 2020, BAM	3.000%	8/1/38	2,650,000	2,414,821
Guam — 2.6%
Guam Government, GO, Series 2019	5.000%	11/15/31	670,000	699,072 (b)
Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/42	3,000,000	2,908,852
Guam Government, Hotel Occupancy Tax Revenue, Series A, Refunding	5.000%	11/1/40	825,000	859,737
Guam Government, Waterworks Authority Revenue, Water and Wastewater System, Series A	5.000%	1/1/50	1,500,000	1,524,520
Guam Port Authority Revenue:
Port Revenue Bonds, Series B	5.000%	7/1/29	400,000	411,500 (b)
Port Revenue Bonds, Series B	5.000%	7/1/30	465,000	477,674 (b)
Port Revenue Bonds, Series B	5.000%	7/1/34	200,000	203,707 (b)
Port Revenue Bonds, Series B	5.000%	7/1/35	400,000	407,172 (b)
Total Guam				7,492,234
Massachusetts — 87.0%
Boston, MA, GO:
Series A, Refunding	5.000%	6/1/45	2,865,000	3,156,423 (c)
Series A, Refunding	5.000%	6/1/46	1,250,000	1,363,942 (c)
Brockton, MA, GO:
Qualified Public Safety Facility Bonds, State Aid Withholding	5.000%	8/1/39	3,245,000	3,516,167
Qualified Public Safety Facility Bonds, State Aid Withholding	5.000%	8/1/40	1,755,000	1,895,433
Lowell, MA, Collegiate Charter School Revenue, Series 2019	5.000%	6/15/54	1,620,000	1,531,793
Massachusetts Bay, MA, Transportation Authority Assessment Revenue, Sustainable Green Bonds, Series A-2, Refunding	5.000%	7/1/52	3,365,000	3,479,974
Massachusetts Bay, MA, Transportation Authority, Senior Sales Tax Revenue:
Series A, Refunding	5.000%	7/1/48	1,050,000	1,107,822
Series A-2, Refunding	5.000%	7/1/44	2,400,000	2,433,647
Series B, Refunding	5.250%	7/1/55	2,500,000	2,659,484
Subordinated, Series A, Refunding	5.000%	7/1/44	1,000,000	1,088,973
Subordinated, Series A-2, Refunding	5.000%	7/1/46	4,475,000	4,524,182
See Notes to Financial Statements.
Franklin Massachusetts Municipal Income ETF 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Franklin Massachusetts Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Massachusetts State Clean Water Trust Revenue:
State Revolving Fund, Green Bonds, Series 25B	5.000%	2/1/41	$400,000	$438,150
State Revolving Fund, Green Bonds, Series 25B	5.000%	2/1/43	1,450,000	1,572,198
State Revolving Fund, Green Bonds, Series 27, Refunding	5.000%	2/1/43	2,000,000	2,235,869
State Revolving Fund, Green Bonds, Series 27, Refunding	5.000%	2/1/45	500,000	549,025
Massachusetts State DFA Revenue:
Baystate Medical Center, Series N	5.000%	7/1/34	1,000,000	1,001,136
Bentley University, Series 2016	5.000%	7/1/40	1,250,000	1,251,213
Bentley University, Series 2025	5.000%	7/1/55	750,000	765,808
Bentley University, Series A, Refunding	4.000%	7/1/37	1,000,000	1,012,385
Bentley University, Series A, Refunding	4.000%	7/1/38	700,000	705,970
Bentley University, Series A, Refunding	4.000%	7/1/39	1,400,000	1,404,869
Beth Israel Lahey Health, Series K, Refunding	5.000%	7/1/33	665,000	701,221
Beth Israel Lahey Health, Series K, Refunding	5.000%	7/1/34	1,000,000	1,052,326
Beth Israel Lahey Health, Series K, Refunding	5.000%	7/1/35	500,000	524,988
Beth Israel Lahey Health, Series M	5.000%	7/1/34	2,500,000	2,796,971
Beth Israel Lahey Health, Series N, Refunding	5.250%	7/1/45	2,250,000	2,446,309
Boston Medical Center, Series G, Refunding	5.250%	7/1/48	2,930,000	2,947,189
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	2,000,000	2,007,659
Boston University, Series A-2	5.000%	10/1/33	1,250,000	1,409,742 (d)(e)
Boston University, Series B-1	5.000%	10/1/46	2,500,000	2,504,780
Boston University, Series B-2	5.000%	10/1/48	2,500,000	2,633,592
Boston University, Series F, Refunding	5.000%	10/1/48	3,075,000	3,217,497
Brandeis University, Series S-1, Refunding	5.000%	10/1/36	765,000	797,391
Broad Institute Inc., Refunding	5.000%	4/1/37	1,000,000	1,019,504
Brown University Health Obligated Group, Series A	5.500%	8/15/50	4,000,000	4,244,867
Caregroup, Series I, Refunding	5.000%	7/1/36	935,000	935,892
Caregroup, Series I, Refunding	5.000%	7/1/38	500,000	500,410
Caregroup, Series J-2	5.000%	7/1/32	2,765,000	2,861,034
Carleton-Willard Village, Series 2019, Refunding	4.000%	12/1/42	485,000	464,751
Carleton-Willard Village, Series 2019, Refunding	5.000%	12/1/42	525,000	532,909
CHF Merrimack, Inc., Series A	5.000%	7/1/54	1,200,000	1,164,949 (a)
Dana-Farber Cancer Institute, Series Q, Refunding	5.000%	12/1/36	1,100,000	1,244,274
See Notes to Financial Statements.

Franklin Massachusetts Municipal Income ETF 2026 Annual Report

 Franklin Massachusetts Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Dana-Farber Cancer Institute, Series Q, Refunding	5.000%	12/1/47	$2,250,000	$2,343,449
Dana-Farber Cancer Institute, Series Q, Refunding	5.500%	12/1/56	1,825,000	1,942,732
Dexter Southfield, Series 2015, Refunding	5.000%	5/1/41	2,000,000	2,000,736
Emerson College, Series A, Refunding	5.000%	1/1/40	1,570,000	1,587,317
Emmanuel College, Green Bonds, Series A, Refunding	5.000%	10/1/43	1,500,000	1,464,629
Fisher College, Series 2017, Refunding	5.000%	4/1/37	835,000	839,290
Foxborough Regional Charter School, Series B, Refunding	5.000%	7/1/37	1,120,000	1,124,886
Harvard University, Series A, Refunding	4.000%	2/15/36	1,500,000	1,623,037
Harvard University, Series A, Refunding	4.000%	7/15/36	2,000,000	2,002,984
Harvard University, Series B, Refunding	5.000%	2/15/34	2,500,000	2,874,835
Lasell University, Series 2021, Refunding	4.000%	7/1/40	2,160,000	1,983,294
Lasell University, Series 2021, Refunding	4.000%	7/1/50	1,500,000	1,231,752
Lasell Village, Inc., Series 2025	5.250%	7/1/50	750,000	764,274
Lasell Village, Inc., Series 2025	5.250%	7/1/55	1,000,000	1,013,543
Linden Ponds, Inc. Facility, Series 2018	5.000%	11/15/38	2,100,000	2,155,072 (a)
Loomis Communities, Series 2021	4.000%	1/1/36	385,000	385,850
Loomis Communities, Series 2021	4.000%	1/1/51	100,000	87,291
Loomis Communities, Series 2022, Refunding	4.000%	1/1/31	1,000,000	1,012,998 (a)
Loomis Communities, Series 2022, Refunding	4.000%	1/1/36	395,000	395,872 (a)
Loomis Communities, Series 2022, Refunding	4.000%	1/1/51	520,000	453,911 (a)
Mass General Brigham, Series D, Refunding	5.000%	7/1/54	1,000,000	1,031,876
Mass General Brigham, Series F	5.000%	7/1/42	685,000	754,105
Mass General Brigham, Series F	5.000%	7/1/46	750,000	798,713
MCPHS University, Series H, Refunding	5.000%	7/1/37	450,000	450,477
Merrimack College, Series 2022	5.000%	7/1/52	1,000,000	954,565
Merrimack College, Series B	4.000%	7/1/42	450,000	402,152
Merrimack College, Series B	4.000%	7/1/50	1,825,000	1,486,498
Middlesex School, Series 2024	4.250%	7/1/54	1,600,000	1,472,672
Milford Regional Medical Center, Series G, Refunding	5.000%	7/15/46	1,000,000	1,090,123 (f)
Newbridge Charles Inc., Refunding	5.000%	10/1/37	1,000,000	1,008,652 (a)
Northeastern University, Refunding	5.000%	10/1/44	2,000,000	2,121,867
Northeastern University, Series A	5.250%	10/1/47	1,500,000	1,623,342 (c)
Olin College, Series E, Refunding	4.000%	11/1/43	150,000	138,597
Olin College, Series F, Refunding	5.000%	11/1/42	950,000	1,018,527
See Notes to Financial Statements.
Franklin Massachusetts Municipal Income ETF 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Franklin Massachusetts Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Olin College, Series F, Refunding	4.125%	11/1/43	$1,250,000	$1,192,502
Orchard Cove Obligation, Refunding	5.000%	10/1/39	250,000	255,140
Orchard Cove Obligation, Refunding	5.000%	10/1/49	700,000	700,637
SABIS International Charter School, Series 2015, Refunding	5.000%	4/15/33	670,000	670,145
Salem Community Corp., Series 2022, Refunding	5.000%	1/1/30	465,000	475,206
Salem Community Corp., Series 2022, Refunding	5.000%	1/1/31	980,000	1,004,568
Series B, Refunding, AG	0.000%	1/1/28	2,000,000	1,911,387
Series B, Refunding, AG	0.000%	1/1/29	2,000,000	1,854,970
Series H, Refunding, AG	5.250%	10/1/33	1,100,000	1,129,232
Seven Hills Foundation and Affiliates, Refunding	4.000%	9/1/39	100,000	98,997
Seven Hills Foundation and Affiliates, Series 2025, Refunding	6.000%	9/1/50	750,000	820,496
Seven Hills Foundation and Affiliates, Series 2025, Refunding	6.000%	9/1/55	500,000	543,808
Simmons University, Series N, Refunding	5.000%	10/1/43	1,750,000	1,563,315
Social Bonds, Series C	4.000%	11/1/51	1,335,000	1,208,376
South Shore Hospital, Refunding, Series I	5.000%	7/1/32	1,600,000	1,601,032
Southcoast Health System Obligated Group, Series G, Refunding	5.000%	7/1/38	300,000	316,031
Southcoast Health System Obligated Group, Series G, Refunding	5.000%	7/1/39	350,000	367,189
Southcoast Health System, Series G, Refunding	4.000%	7/1/46	1,850,000	1,617,080
Southcoast Health System, Series G, Refunding	5.000%	7/1/50	3,250,000	3,194,867
Springfield College, Series A	4.000%	6/1/56	1,000,000	747,243
Suffolk University, Series 2021	4.000%	7/1/51	4,070,000	3,435,591
Suffolk University, Series 2021, AG-Credit Reinsurance	4.000%	7/1/51	2,000,000	1,784,361
Suffolk University, Series A, Refunding, AG-Credit Reinsurance	4.000%	7/1/45	1,700,000	1,627,792
Tufts University Student Housing Project, Series 2025	5.250%	6/1/55	1,000,000	1,030,345
Tufts University, Series Q, Refunding	5.000%	8/15/38	500,000	500,216
UMass Boston Student Housing Project	5.000%	10/1/41	1,000,000	1,000,727
See Notes to Financial Statements.

Franklin Massachusetts Municipal Income ETF 2026 Annual Report

 Franklin Massachusetts Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
UMass Memorial Health Care Obligated Group, Series K, Refunding	5.000%	7/1/38	$1,000,000	$1,005,662
UMass Memorial Health Care Obligated Group, Series N-1, Refunding	4.500%	7/1/54	3,700,000	3,476,736
Wellforce, Series A, Refunding	5.000%	7/1/44	500,000	500,396
Wellforce, Series C, Refunding, AG	4.000%	10/1/45	4,705,000	4,321,216
Wentworth Institute of Technology	5.000%	10/1/37	655,000	655,871
WGBH Educational Foundation, Series A, AMBAC	5.750%	1/1/42	5,000,000	5,865,059
Wheaton College, Series I	5.000%	1/1/53	3,000,000	2,804,649
Woods Hole Oceanographic Institution, Series 2018, Refunding	5.000%	6/1/32	660,000	687,514
Woods Hole Oceanographic Institution, Series 2018, Refunding	5.000%	6/1/33	900,000	935,691
Woods Hole Oceanographic Institution, Series 2018, Refunding	5.000%	6/1/34	1,000,000	1,038,267
Massachusetts State EFA Revenue:
Series 2014	5.000%	1/1/27	2,750,000	2,752,725 (b)
Series B	5.500%	7/1/55	1,000,000	1,009,149 (b)
Series B, Refunding	5.250%	7/1/56	2,665,000	2,680,998 (b)(c)
Massachusetts State HFA Revenue:
Series A, Refunding	3.250%	12/1/27	1,265,000	1,265,229
Series A, Refunding	5.100%	12/1/30	590,000	590,526 (b)
Sustainability Bonds, Series B-1	2.875%	12/1/51	2,000,000	1,429,711
Sustainability Bonds, Series C-1	3.100%	12/1/44	2,500,000	2,099,884
Sustainability Bonds, Series C-1	3.300%	12/1/59	5,625,000	4,138,193
Massachusetts State Municipal Wholesale Electric Co. Revenue:
Cotton Solar Project, Green Bonds, Series A	5.000%	7/1/38	425,000	469,438
Cotton Solar Project, Green Bonds, Series A	5.000%	7/1/39	450,000	492,591
Cotton Solar Project, Green Bonds, Series A	5.000%	7/1/40	470,000	511,851
Cotton Solar Project, Green Bonds, Series A	5.000%	7/1/41	490,000	531,810
Cotton Solar Project, Green Bonds, Series A	5.000%	7/1/44	1,740,000	1,855,703
Massachusetts State Port Authority Revenue:
Bosfuel Project, Series A, Refunding	5.000%	7/1/26	115,000	115,170 (b)
Bosfuel Project, Series A, Refunding	5.000%	7/1/28	210,000	218,580 (b)
Bosfuel Project, Series A, Refunding	5.000%	7/1/37	820,000	851,282 (b)
Bosfuel Project, Series A, Refunding	4.000%	7/1/44	3,500,000	3,341,194 (b)
Green Bonds, Series A	5.000%	7/1/30	1,200,000	1,290,337 (b)
Green Bonds, Series A	5.000%	7/1/31	1,000,000	1,088,823 (b)
See Notes to Financial Statements.
Franklin Massachusetts Municipal Income ETF 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Franklin Massachusetts Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Series A, Refunding	5.000%	7/1/40	$2,500,000	$2,584,596 (b)
Series A, Refunding	5.000%	7/1/42	1,275,000	1,288,108 (b)
Massachusetts State School Building Authority Revenue:
Dedicated, Sales Tax Bonds, Series A	5.500%	2/15/55	580,000	625,677
Series A	5.000%	2/15/44	1,035,000	1,072,383
Social Bonds, Series A	5.000%	2/15/55	700,000	727,478
Social Bonds, Series B, Refunding	5.000%	2/15/38	500,000	566,869
Massachusetts State Transportation Fund Revenue:
Rail Enhancement & Accelerated Bridge Programs, Series A	5.000%	6/1/48	2,095,000	2,136,125
Rail Enhancement Program, Green Bonds, Series A	5.000%	6/1/50	3,900,000	4,042,409
Rail Enhancement Program, Series A	5.000%	6/1/55	5,685,000	5,901,883
Massachusetts State, GO:
Consolidated Loan, Series A	5.000%	1/1/49	3,000,000	3,055,807
Consolidated Loan, Series A	5.000%	1/1/54	5,000,000	5,166,241
Consolidated Loan, Series C	5.000%	10/1/52	2,000,000	2,061,802
Consolidated Loan, Series C	5.250%	10/1/52	2,500,000	2,622,685
Consolidated Loan, Series C	5.000%	2/1/53	2,500,000	2,605,502
Consolidated Loan, Series C	5.000%	6/1/53	5,000,000	5,199,450
Consolidated Loan, Series D	5.000%	9/1/49	2,000,000	2,070,670
Consolidated Loan, Series E	5.000%	11/1/48	2,015,000	2,104,858
MWRA General Revenue:
Green Bonds, Series B, Refunding	5.250%	8/1/48	1,215,000	1,294,003
Green Bonds, Series C, Refunding	5.000%	8/1/42	2,635,000	2,956,638 (c)
North Reading, MA, GO, Municipal Purpose Loan, Series 2012, Refunding	5.000%	5/15/35	3,750,000	3,756,262
Quincy, MA, GO:
Municipal Purpose Loan, Refunding	4.000%	7/1/32	650,000	675,628
Municipal Purpose Loan, Series C	4.000%	9/15/40	325,000	330,195
Municipal Purpose Loan, Series C	4.000%	9/15/41	300,000	303,334
Municipal Purpose Loan, Series C	4.000%	9/15/42	275,000	275,633
University of Massachusetts, MA, Building Authority Project Revenue:
Senior Lien, Series 2020-1	5.000%	11/1/45	1,070,000	1,108,998
Senior Lien, Series 2022-1	5.000%	11/1/41	2,365,000	2,555,600
Senior Lien, Series 2022-1	5.000%	11/1/52	635,000	649,936
See Notes to Financial Statements.

Franklin Massachusetts Municipal Income ETF 2026 Annual Report

 Franklin Massachusetts Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Series 2026-1, Refunding	5.000%	11/1/37	$750,000	$870,688
Total Massachusetts				252,627,602
Puerto Rico — 0.3%
Puerto Rico Commonwealth, GO, Restructured, Series A-1	4.000%	7/1/37	750,000	741,396
Texas — 0.2%
Beaumont, TX, Housing Authority Revenue, Residential Development Senior Lien, Series A	6.500%	7/1/55	475,000	474,871 (a)
U.S. Virgin Islands — 0.2%
U.S. Virgin Islands Matching Fund Special Purpose Securitization Corp. Revenue, Series A, Refunding	5.000%	10/1/30	640,000	673,921
Washington — 0.5%
Grays Harbor County, WA, Public Hospital District No 1 Revenue, Summit Pacific Medical Center, Series 2023, Refunding	6.750%	12/1/44	1,300,000	1,443,824
Total Investments before Short-Term Investments (Cost — $268,980,233)				266,889,081
			Shares
Short-Term Investments — 10.7%
Money Market Funds — 10.3%
Putnam Government Money Market Fund, Class P Shares (Cost — $29,939,608)	3.410%		29,939,608	29,939,608 (g)(h)
		Maturity Date	Face Amount
Municipal Bonds — 0.4%
Massachusetts — 0.4%
Massachusetts State DFA Revenue, Children Hospital, Series U-1, Refunding, LOC - TD Bank N.A. (Cost — $1,000,000)	2.800%	3/1/48	$1,000,000	1,000,000 (i)(j)

Total Short-Term Investments (Cost — $30,939,608)				30,939,608
Total Investments — 102.6% (Cost — $299,919,841)				297,828,689
Liabilities in Excess of Other Assets — (2.6)%				(7,470,010)
Total Net Assets — 100.0%				$290,358,679

See Notes to Financial Statements.
Franklin Massachusetts Municipal Income ETF 2026 Annual Report

Schedule of Investments (cont’d)
May 31, 2026
 Franklin Massachusetts Municipal Income ETF
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Securities traded on a when-issued or delayed delivery basis.
(d)	Maturity date shown represents the mandatory tender date.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(g)	Rate shown is one-day yield as of the end of the reporting period.
(h)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated
Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At May 31, 2026, the total market value of investments in Affiliated Companies was $29,939,608 and the cost was $29,939,608 (Note 6).

(i)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association
(“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate
Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
AMBAC	—	American Municipal Bond Assurance Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EFA	—	Educational Facilities Authority
GO	—	General Obligation
HFA	—	Housing Finance Agency
LOC	—	Letter of Credit
MWRA	—	Massachusetts Water Resources Authority
USD	—	Unified School District
See Notes to Financial Statements.

Franklin Massachusetts Municipal Income ETF 2026 Annual Report

 Franklin Massachusetts Municipal Income ETF
At May 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	34	9/26	$3,877,016	$3,889,813	$(12,797)
See Notes to Financial Statements.
Franklin Massachusetts Municipal Income ETF 2026 Annual Report

Statement of Assets and Liabilities
May 31, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $269,980,233)	$267,889,081
Investments in affiliated securities, at value (Cost — $29,939,608)	29,939,608
Interest receivable	4,044,198
Deposits with brokers for open futures contracts	175,100
Dividends receivable from affiliated investments	65,294
Receivable from brokers — net variation margin on open futures contracts	6,375
Total Assets	302,119,656
Liabilities:
Payable for securities purchased	11,612,720
Investment management fee payable	77,683
Trustees’ fees payable	21,060
Administration fee payable	988
Service and/or distribution fees payable	3
Accrued expenses	48,523
Total Liabilities	11,760,977
Total Net Assets	$290,358,679
Net Assets:
Paid-in capital	$301,971,311
Total distributable earnings (loss)	(11,612,632)
Total Net Assets	$290,358,679
Shares Outstanding	32,036,133
Net Asset Value	$9.06
See Notes to Financial Statements.

Franklin Massachusetts Municipal Income ETF 2026 Annual Report

Statement of Operations
For the Year Ended May 31, 2026(a)

Investment Income:
Interest	$9,792,697
Dividends from affiliated investments	386,750
Total Investment Income	10,179,447
Expenses:
Investment management fee (Note 2)	947,885
Service and/or distribution fees (Note 2)	136,011
Transfer agent fees (Note 2)	62,032
Registration fees	28,643
Legal fees	17,171
Shareholder reports	6,717
Audit and tax fees	5,691
Trustees’ fees	3,613
Administration fees (Note 2)	1,949
Commitment fees (Note 7)	62
Miscellaneous expenses	4,949
Total Expenses	1,214,723
Less: Fee waivers and/or expense reimbursements (Note 2)	(20,411)
Expense reductions (Note 2)	(6,728)
Net Expenses	1,187,584
Net Investment Income	8,991,863
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions in unaffiliated securities	(1,660,776)
Futures contracts	(62,425)
Net Realized Loss	(1,723,201)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	9,807,365
Futures contracts	(12,797)
Change in Net Unrealized Appreciation (Depreciation)	9,794,568
Net Gain on Investments and Futures Contracts	8,071,367
Increase in Net Assets From Operations	$17,063,230

(a)
Effective after the market close on November 7, 2025, the Fund’s predecessor mutual fund, Putnam Massachusetts
Tax Exempt Income Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial
Statements for additional information about the Reorganization.

See Notes to Financial Statements.
Franklin Massachusetts Municipal Income ETF 2026 Annual Report

Statements of Changes in Net Assets

For the Years Ended May 31,	2026(a)	2025
Operations:
Net investment income	$8,991,863	$7,374,687
Net realized loss	(1,723,201)	(2,334,001)
Change in net unrealized appreciation (depreciation)	9,794,568	(2,198,572)
Increase in Net Assets From Operations	17,063,230	2,842,114
Distributions to Shareholders From (Note 1):
Total distributable earnings	(7,911,804)	(7,292,558)
Decrease in Net Assets From Distributions to Shareholders	(7,911,804)	(7,292,558)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (37,260,010 and 5,736,242 shares issued, respectively)	334,633,081	51,553,544
Reinvestment of distributions (369,296 and 709,761 shares issued, respectively)	3,257,195	6,389,878
Cost of shares repurchased (32,498,883 and 7,520,089 shares repurchased, respectively)	(291,570,486)	(67,866,512)
Increase (Decrease) in Net Assets From Fund Share Transactions	46,319,790	(9,923,090)
Increase (Decrease) in Net Assets	55,471,216	(14,373,534)
Net Assets:
Beginning of year	234,887,463	249,260,997
End of year	$290,358,679	$234,887,463

(a)
Effective after the market close on November 7, 2025, the Fund’s predecessor mutual fund, Putnam Massachusetts
Tax Exempt Income Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial
Statements for additional information about the Reorganization.

See Notes to Financial Statements.

Franklin Massachusetts Municipal Income ETF 2026 Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended May 31:
	2026[1,2]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$8.74	$8.92	$8.89	$9.13	$10.09
Income (loss) from operations:
Net investment income	0.32	0.29	0.27	0.24	0.20
Net realized and unrealized gain (loss)	0.29	(0.18)	0.03	(0.24)	(0.95)
Total income (loss) from operations	0.61	0.11	0.30	0.00 [3]	(0.75)
Less distributions from:
Net investment income	(0.29)	(0.29)	(0.27)	(0.24)	(0.21)
Total distributions	(0.29)	(0.29)	(0.27)	(0.24)	(0.21)
Net asset value, end of year	$9.06	$8.74	$8.92	$8.89	$9.13
Total return, based on NAV[4,5]	7.03%	1.14%	3.46%	0.09%	(7.58)%
Net assets, end of year (000s)	$290,359	$1,227	$966	$763	$1,386
Ratios to average net assets:
Gross expenses	0.48%	0.54%	0.56%	0.56%	0.53%
Net expenses[6,7,8]	0.47	0.54	0.56	0.56	0.53
Net investment income[7]	3.57	3.21	3.06	2.72	2.09
Portfolio turnover rate	13%	17%	24%	21%	16%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Effective after the market close on November 7, 2025, the Fund’s predecessor mutual fund, Putnam Massachusetts
Tax Exempt Income Fund, reorganized into this Fund (the “Reorganization”). See Note 1 in the Notes to Financial
Statements for additional information about the Reorganization.

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
The Fund adopted the performance of the predecessor mutual fund as the result of the Reorganization. Prior to the
Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to
November 7, 2025, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class R6 Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.

[5]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[6]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[7]
Ratio includes the impact of expense reductions. In the absence of these expense reductions, the net expense ratio and the net investment income ratio would not have changed for the years ended May 31, 2026, 2025, 2024, 2023 and 2022.

[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Franklin Massachusetts Municipal Income ETF 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Franklin Massachusetts Municipal Income ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund adopted the performance of the Putnam Massachusetts Tax Exempt Income Fund (the “predecessor mutual fund”) as the result of a reorganization of the predecessor mutual fund into the Fund (the “Reorganization”) that was effective after the market close on November 7, 2025. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ended on or prior to November 7, 2025, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class R6 Shares.
Prior to the Fund’s listing on November 10, 2025, the net asset value (“NAV”) performance of Class R6 of the predecessor mutual fund is used as a proxy for the Fund’s market price returns. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

Franklin Massachusetts Municipal Income ETF 2026 Annual Report

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
Franklin Massachusetts Municipal Income ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$266,889,081	—	$266,889,081
Short-Term Investments†:
Money Market Funds	$29,939,608	—	—	29,939,608
Municipal Bonds	—	1,000,000	—	1,000,000
Total Short-Term Investments	29,939,608	1,000,000	—	30,939,608
Total Investments	$29,939,608	$267,889,081	—	$297,828,689
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$12,797	—	—	$12,797

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Franklin Massachusetts Municipal Income ETF 2026 Annual Report

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(d) Fund concentration. Since the Fund invests primarily in obligations of issuers within Massachusetts, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting Massachusetts.
(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the
Franklin Massachusetts Municipal Income ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of May 31, 2026, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(g) Insurance. The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Fund are secured by collateral

Franklin Massachusetts Municipal Income ETF 2026 Annual Report

guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that tend to be of very high quality with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
(h) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid monthly, and distributions of net realized gains, if any, are declared at least annually. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to shareholders. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
For the period June 1, 2025 through November 7, 2025, the predecessor mutual fund declared distributions from net investment income daily and paid monthly to shareholders of record. Distributions of net realized capital gains, if any, were declared at least annually.
(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2026, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(290,431)	$290,431
(a)
Reclassifications are due to bond discounts and premiums.
(k) Guarantees and indemnifications. Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification
Franklin Massachusetts Municipal Income ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Investment management agreement and other transactions with affiliates
Franklin Advisers, Inc. (“Advisers”) is the Fund’s investment manager. Putnam Investment Management, LLC (“Putnam Management”) and Franklin Templeton Investment Management Limited (“FTIML”) are the Fund’s subadvisers. Advisers and Putnam Management are direct and indirect wholly-owned subsidiaries, respectively, of Franklin Resources, Inc. (“Franklin Resources”). FTIML is an indirect subsidiary of Franklin Resources.
Effective after the market close on November 7, 2025, the Fund pays its investment manager an annual all-inclusive unified management fee of 0.35% based on the Fund’s average daily net assets computed daily and paid monthly. The management fee covers investment management services and all of the Fund’s organizational and other operating expenses with certain exceptions, including but not limited to: payments under distribution plans, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
Advisers has retained Putnam Management as a subadviser for the Fund pursuant to a subadvisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
FTIML is authorized by the Trustees to manage a separate portion of the assets of the Fund as determined by Advisers from time to time. FTIML did not manage any portion of the assets of the Fund during the reporting period. If Advisers were to engage the services of FTIML, Advisers (and not the Fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets of the portion of the Fund assets managed by FTIML.
Under an agreement with Advisers, Franklin Templeton Services, LLC (“Franklin Templeton Services”), provides administrative services to the Fund. The fee is paid by Advisers based on the costs incurred by Franklin Templeton Services and is not an additional expense of the Fund.
The Fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Advisers. The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

Franklin Massachusetts Municipal Income ETF 2026 Annual Report

The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.
For the period June 1, 2025 through November 7, 2025, the predecessor mutual fund had adopted distribution plans (“the Plans”) with respect to the following share classes pursuant to Rule 12b -1 under the 1940 Act. The purpose of the Plans was to compensate Franklin Distributors for services provided and expenses incurred in distributing shares of the predecessor mutual fund. The Plans provided payments by the predecessor mutual fund to Franklin Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees had approved payment by the predecessor mutual fund at the following annual rate (Approved %) of the average net assets attributable to each class.

Share Class	Maximum %	Approved %	Service and/or Distribution Fees
Class A	0.35%	0.25%	$124,873
Class C	1.00%	1.00%	11,138
Total			$136,011
For the period June 1, 2025 through November 7, 2025, Putnam Investor Services, Inc. (“PSERV”), an affiliate of Advisers, provided investor servicing agent functions to the predecessor mutual fund. PSERV received fees for investor servicing for Class A, Class C and Class Y Shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the predecessor mutual fund; (2) a specified rate of the predecessor mutual fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV had agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes would not exceed an annual rate of 0.25% of the predecessor mutual fund’s average assets attributable to such accounts. Class R6 Shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.

Share Class	Transfer Agent Fees
Class A	$28,233
Class C	627
Class R6	264
Class Y	32,908
Total	$62,032
For the period June 1, 2025 through November 7, 2025, the predecessor mutual fund paid Advisers a management fee (based on the predecessor mutual fund’s average net assets and computed daily and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net
Franklin Massachusetts Municipal Income ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
Average Daily Net Assets
First $5 billion
Next $5 billion
Next $10 billion
Next $10 billion
Next $50 billion
Next $50 billion
Next $100 billion
Over $230 billion
Annual Rate
0.590%
0.540%
0.490%
0.440%
0.390%
0.370%
0.360%
0.355%

For the year ended May 31, 2026, the annualized gross effective investment management fee rate was 0.377% of the Fund’s average daily net assets.
For the period June 1, 2025 through November 7, 2025, Advisers had contractually agreed, through September 30, 2026, to waive fees and/or reimburse the predecessor mutual fund’s expenses to the extent necessary to limit the cumulative expenses of the predecessor mutual fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the predecessor mutual fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the predecessor mutual fund’s average net assets over such fiscal year-to-date period.
The predecessor mutual fund had entered into an arrangement with Putnam Investor Services, Inc. whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the predecessor mutual fund’s transfer agent fees. During the period June 1, 2025 through November 7, 2025, the fees were reduced as noted in the Statement of Operations.
During the year ended May 31, 2026, fees waived and/or expenses reimbursed amounted to $20,411, all of which was an affiliated money market fund waiver.
Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Effective July 21, 2025, any front-end sales charges applicable to the purchase of Fund shares or contingent deferred sales charges applicable to the redemption of Fund shares were waived. For the period June 1, 2025 through November 7, 2025, Franklin Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Class A Shares
Sales charges	$40
CDSCs	—

Franklin Massachusetts Municipal Income ETF 2026 Annual Report

The Fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended May 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$67,297,036
Sales	29,768,363
At May 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$299,692,578	$4,594,529	$(6,458,418)	$(1,863,889)
Futures contracts	—	—	(12,797)	(12,797)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at May 31, 2026.

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$12,797

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

Franklin Massachusetts Municipal Income ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended May 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(62,425)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(12,797)
During the year ended May 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to sell)	$2,394,272

*	Based on the average of the market values at each month-end during the period.
5. Fund share transactions
At May 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets. Creations and redemptions for cash

Franklin Massachusetts Municipal Income ETF 2026 Annual Report

(when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

	Year Ended May 31, 2026		Year Ended May 31, 2025
	Shares	Amount	Shares	Amount
Class A Shares[1]
Shares sold[2]	205,748	$1,787,327	1,266,565	$11,369,899
Shares issued on reinvestment	154,845	1,362,631	339,226	3,049,384
Shares repurchased	(13,841,828)	(123,988,210)	(2,200,729)	(19,780,480)
Net decrease	(13,481,235)	$(120,838,252)	(594,938)	$(5,361,197)
Class B Shares[3]
Shares sold	—	—	—	—
Shares issued on reinvestment	—	—	6	$54
Shares repurchased	—	—	(1,099)	(10,016)
Net decrease	—	—	(1,093)	$(9,962)
Class C Shares[1]
Shares sold	17,002	$148,429	33,884	$302,108
Shares issued on reinvestment	2,969	26,171	6,253	56,328
Shares repurchased[2]	(312,651)	(2,802,294)	(95,515)	(863,733)
Net decrease	(292,680)	$(2,627,694)	(55,378)	$(505,297)
Total Fund (Previously R6 Shares)[4]
Shares sold	32,869,474	$296,208,300	65,933	$591,620
Shares issued on reinvestment	2,056	18,140	3,827	34,491
Shares repurchased	(975,812)	(8,779,231)	(37,697)	(338,118)
Net increase	31,895,718	$287,447,209	32,063	$287,993
Class Y Shares[1]
Shares sold	4,167,786	$36,489,025	4,369,860	$39,289,917
Shares issued on reinvestment	209,426	1,850,253	360,449	3,249,621
Shares repurchased	(17,368,592)	(156,000,751)	(5,185,049)	(46,874,165)
Net decrease	(12,991,380)	$(117,661,473)	(454,740)	$(4,334,627)

[1]
Shares of the class of the predecessor mutual fund was converted into Class R6 Shares as a part of the
Reorganization. Such conversion of shares into Class R6 Shares is included under “Shares repurchased”.

[2]	May include a portion of Class C Shares that were automatically converted to Class A Shares.
[3]	Effective September 5, 2024, the Fund has terminated its Class B Shares.
[4]
Effective after the market close on November 7, 2025, the predecessor mutual fund, reorganized into this Fund
(the “Reorganization”). The predecessor mutual fund’s Class R6 Shares’ performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to the Reorganization reflects that of the predecessor mutual fund’s Class R6 Shares. Shares of the other classes of the predecessor mutual fund were converted into Class R6 Shares as a part of the Reorganization. Such conversion of the other classes of shares into Class R6 Shares is included under “Shares sold”.

6. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership
Franklin Massachusetts Municipal Income ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended May 31, 2026. The following transactions were effected in such company for the year ended May 31, 2026.

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Putnam Government Money Market Fund, Class P Shares	—	$59,811,487	59,811,487	$29,871,879	29,871,879
Putnam Short Term Investment Fund, Class P Shares	$7,170,408	44,277,624	44,277,624	51,448,032	51,448,032
Total	$7,170,408	$104,089,111		$81,319,911

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2026
Money Market Funds:
Putnam Government Money Market Fund, Class P Shares	—	$250,048	—	$29,939,608
Putnam Short Term Investment Fund, Class P Shares	—	136,702	—	—
	—	$386,750	—	$29,939,608
7. Redemption facility
Prior to the Reorganization, the predecessor mutual fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, was a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, a participating fund shall, in addition to interest charged on any borrowings made by the fund and other costs incurred by the fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The predecessor mutual fund did not utilize the Global Credit Facility during the year ended May 31, 2026. Effective upon the Reorganization, the Fund is not a participant in the Global Credit Facility and has no related rights or obligations under the facility.

Franklin Massachusetts Municipal Income ETF 2026 Annual Report

8. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended May 31, was as follows:

	2026	2025
Distributions paid from:
Tax-exempt income	$7,672,668	$7,156,191
Ordinary income	239,136	136,367
Total distributions paid	$7,911,804	$7,292,558
As of May 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed tax-exempt income — net	$1,101,019
Deferred capital losses*	(10,849,767)
Other book/tax temporary differences(a)	12,797
Unrealized appreciation (depreciation)(b)	(1,876,681)
Total distributable earnings (loss) — net	$(11,612,632)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to derivative financial instruments.
(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to tax straddles, bond discounts and premiums.
9. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Franklin Massachusetts Municipal Income ETF 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Putnam ETF Trust and Shareholders of Franklin Massachusetts Municipal Income ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin Massachusetts Municipal Income ETF (one of the funds constituting Putnam ETF Trust, referred to hereafter as the “Fund”) as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 20, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Franklin Massachusetts Municipal Income ETF 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended May 31, 2026:

	Pursuant to:	Amount Reported
Exempt-Interest Dividends Distributed	§852(b)(5)(A)	$7,672,668
Section 163(j) Interest Earned	§163(j)	$239,136
Franklin Massachusetts Municipal Income ETF

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.

Franklin Massachusetts Municipal Income ETF

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Franklin
Massachusetts Municipal Income ETF
Trustees
Liaquat Ahamed
Barbara M. Baumann
Chair
Jonathan de St. Paer*
Katinka Domotorffy
Catharine Bond Hill
Gregory G. McGreevey
Jennifer Williams Murphy
Marie Pillai
Warren Lowell Putnam*
George Putnam III
Robert L. Reynolds
Manoj P. Singh
Mona K. Sutphen
Kenneth Yutaka Tanji*
Jane Trust
Investment manager
Franklin Advisers, Inc.
Subadvisers
Putnam Investment Management, LLC
Franklin Templeton Investment Management Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP Boston, MA
*
Effective March 1, 2026, Messrs. de St. Paer, Putnam and Tanji became Trustees of the Fund.
Franklin Massachusetts Municipal Income ETF
The Fund is a separate investment series of Putnam ETF Trust, a Delaware statutory trust.
Franklin Massachusetts Municipal Income ETF
Putnam Investments
100 Federal Street
Boston, MA 02110
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-800-225-1581.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-800-225-1581, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Massachusetts Municipal Income ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

48338-AFSOI 7/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam ETF Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	July 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	July 24, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	July 24, 2026